CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
CONSOLIDATED BALANCE SHEETS [Abstract]
Trade accounts receivable, allowance for doubtful accounts
Ordinary share, par value		0.0068259	0.0068259
Ordinary share, shares authorized	25,725,000	25,725,000	25,725,000
Ordinary share, shares issued	25,725,000	25,725,000	25,725,000
Ordinary share, shares outstanding	25,725,000	25,725,000	25,725,000